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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

Pioneer High

                     Income Trust

                                       NQ      | December 31, 2013

Ticker Symbol:  PHT

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES -  1.5% of Net Assets

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   102,910(a)

 CCC/Caa3

 Amortizing Residential Collateral Trust, Series 2002-BC1, Class M1, 1.44%, 1/25/32

 $ 67,783

   125,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   127,493

   412,000(b)

 CCC/C

 Citicorp Residential Mortgage Trust, Series 2006-2, Class M1, 5.918%, 9/25/36

   374,045

   250,000(c)

 B-/B3

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

   245,124

 Total Banks

 $ 814,445

 CONSUMER SERVICES - 0.6%

 Hotels, Resorts, Cruise Lines - 0.6%

   286,036

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 295,333

   1,785,614

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   1,828,469

   197,988

 NR/NR

 Westgate Resorts LLC, Series 2013-1A, Class B, 3.75%, 8/20/25 (144A)

   195,444

 Total Consumer Services

 $ 2,319,246

 FINANCIALS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

   660,000(c)

 NR/NR

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $ 638,034

 Total Financials

 $ 638,034

 MATERIALS - 0.1%

 Steel - 0.1%

   318,145(b)

 B+/B3

 Accredited Mortgage Loan Trust, Series 2003-3, Class A1, 5.21%, 1/25/34

 $ 303,851

 Total Materials

 $ 303,851

 TRANSPORTATION - 0.5%

 Airlines - 0.5%

   1,314,302(a)

 CCC/Caa3

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.647%, 5/15/24 (144A)

 $ 538,864

   627,550(a)

 CCC+/Caa2

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.648%, 11/15/25 (144A)

   320,050

   1,390,804(a)

 CCC/Caa2

 Lease Investment Flight Trust, Series 1, Class A1, 0.557%, 7/15/31

   1,001,379

 Total Transportation

 $ 1,860,293

 TOTAL ASSET BACKED SECURITIES

 (Cost  $5,922,078)

 $ 5,935,869

 COLLATERALIZED MORTGAGE OBLIGATIONS -  0.9% of Net Assets

 BANKS - 0.7%

 Thrifts & Mortgage Finance - 0.7%

   1,435,184(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.365%, 2/25/37

 $ 1,285,109

   300,000

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

   298,289

   300,000(c)

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates, Series 2004-GG2, Class E, 5.737%, 8/10/38

   298,170

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Thrifts & Mortgage Finance (continued)

   300,750

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

 $ 293,622

   250,000(c)

 BB/NR

 Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)

   248,713

   498,000(c)

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45

   494,270

 Total Banks

 $ 2,918,173

 FINANCIALS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   650,000(c)

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ, 5.999%, 2/15/51

 $ 624,408

 Total Financials

 $ 624,408

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,501,157)

 $ 3,542,581

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  6.2% of Net Assets *(a)

 COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

 Research & Consulting Services - 0.3%

   1,000,000

 CCC+/Caa1

 Sourcehov LLC, Second Lien Term Loan, 8.75%, 4/30/19

 $ 1,015,000

 Total Commercial & Professional Services

 $ 1,015,000

 CONSUMER DISCRETIONARY - 1.1%

 Automobiles & Components - 0.4%

   1,650,000

 B+/NR

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 1,662,375

 Education Services - 0.7%

   2,900,000

 NR/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 2,896,375

 Total Consumer Discretionary

 $ 4,558,750

 ENERGY - 0.8%

 Coal & Consumable Fuels - 0.2%

   625,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 18.169%, 11/7/14

 $ 625,000

 Oil & Gas Exploration & Production - 0.6%

   2,500,000

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 2,558,035

 Total Energy

 $ 3,183,035

 FOOD, BEVERAGE & TOBACCO - 0.8%

 Agricultural Products - 0.2%

   1,046,525

 CCC+/Caa1

 Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/30/20

 $ 1,065,807

 Packaged Foods & Meats - 0.6%

   2,180,000

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

 $ 2,261,750

 Total Food, Beverage & Tobacco

 $ 3,327,557

 HEALTH CARE EQUIPMENT & SERVICES - 0.7%

 Health Care Services - 0.4%

   1,500,000

 B/B2

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

 $ 1,498,125

 Health Care Technology - 0.3%

   1,206,701

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 $ 1,152,399

 Total Health Care Equipment & Services

 $ 2,650,524

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 INDUSTRIALS - 0.3%

 Industrial Conglomerates - 0.3%

   1,240,000

 NR/NR

 Filtration Group Co., Initial Second Lien Term Loan, 8.25%, 11/22/21

 $ 1,267,900

 Total Industrials

 $ 1,267,900

 INSURANCE - 0.4%

 Property & Casualty Insurance - 0.4%

   1,385,452

 B-/B2

 Confie Seguros Holding II  Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 1,399,307

 Total Insurance

 $ 1,399,307

 MATERIALS - 0.2%

 Diversified Metals & Mining - 0.0%†

   126,444(d)

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

 $ 49,313

   100,918(d)

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13

   39,358

 $ 88,671

 Steel - 0.2%

   790,000

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9.25%, 9/19/14

 $ 797,900

 Total Materials

 $ 886,571

 RETAILING - 0.3%

 Computer & Electronics Retail - 0.3%

   1,398,354

 B/B2

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 1,258,519

 Total Retailing

 $ 1,258,519

 SOFTWARE & SERVICES - 1.1%

 Application Software - 1.1%

   1,700,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 8.25%, 6/8/17

 $ 1,717,532

   2,500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   2,549,375

 Total Software & Services

 $ 4,266,907

 UTILITIES - 0.2%

 Electric Utilities - 0.2%

   1,316,443

 CCC-/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.739%, 10/10/17

 $ 909,333

 Total Utilities

 $ 909,333

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $24,824,146)

 $ 24,723,403

 CORPORATE BONDS & NOTES -  106.3% of Net Assets

 AUTOMOBILES & COMPONENTS - 2.7%

 Auto Parts & Equipment - 0.9%

   2,000,000(e)

 B/Caa1

 Cooper-Standard Holding, Inc., 7.375%, 4/1/18 (144A)

 $ 2,010,000

   1,140,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

   1,188,450

   229,000

 BB-/B1

 Tomkins LLC/Tomkins, Inc., 9.0%, 10/1/18

   250,755

 $ 3,449,205

 Automobile Manufacturers - 1.8%

   6,000,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 $ 6,630,000

   500,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

   568,750

 $ 7,198,750

 Total Automobiles & Components

 $ 10,647,955

 BANKS - 1.0%

 Regional Banks - 0.3%

   1,225,000(c)(f)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.459%, 5/29/49

 $ 1,221,938

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Thrifts & Mortgage Finance - 0.7%

   2,925,000

 B+/Ba3

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

 $ 2,910,375

 Total Banks

 $ 4,132,313

 CAPITAL GOODS - 10.2%

 Aerospace & Defense - 1.8%

   3,300,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 3,069,000

   3,889,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 3,976,502

 $ 7,045,502

 Construction & Engineering - 0.4%

   1,500,000

 B/B2

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 1,612,500

 Construction & Farm Machinery & Heavy Trucks - 2.3%

   774,000

 B+/B2

 Manitowoc Co., Inc., 9.5%, 2/15/18

 $ 815,603

   2,000,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 2,070,000

   4,760,000

 CCC-/Caa2

 Stanadyne Holdings, Inc., 10.0%, 8/15/14

 4,617,200

   2,500,000(b)

 CC/Ca

 Stanadyne Holdings, Inc., 12.0%, 2/15/15

 1,562,500

 $ 9,065,303

 Electrical Components & Equipment - 0.5%

   2,000,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 2,072,500

 Industrial Conglomerates - 0.7%

   1,710,000

 B/B3

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $ 1,278,225

   770,000

 BB-/B1

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 800,800

   605,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 645,837

 $ 2,724,862

 Industrial Machinery - 3.4%

   1,040,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 1,128,400

   3,180,000(d)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

 23,850

   1,080,000

 B-/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 1,082,700

   5,170,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

 5,299,250

   1,840,000

 CCC+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 1,191,400

   4,500,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 4,725,000

 $ 13,450,600

 Trading Companies & Distributors - 1.1%

   1,570,000

 CCC/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 1,524,863

   2,510,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 2,867,675

 $ 4,392,538

 Total Capital Goods

 $ 40,363,805

 COMMERCIAL & PROFESSIONAL SERVICES - 1.1%

 Commercial Printing - 0.2%

   700,000

 B-/Caa1

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

 $ 756,000

 Diversified Support Services - 0.9%

   3,400,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 3,527,500

 Environmental & Facilities Services - 0.0%†

   2,180,000(d)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 218

 Total Commercial & Professional Services

 $ 4,283,718

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 CONSUMER DISCRETIONARY - 0.6%

 Auto Parts & Equipment - 0.4%

   645,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 $ 678,862

   675,000

 B+/B2

 Stackpole International Intermediate / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   702,000

 $ 1,380,862

 Department Stores - 0.2%

   900,000

 CCC+/Caa2

 Neiman Marcus Group, Ltd, Inc., 8.0%, 10/15/21 (144A)

 $ 940,500

 Total Consumer Discretionary

 $ 2,321,362

 CONSUMER DURABLES & APPAREL - 4.3%

 Home Furnishings - 0.2%

   850,000

 B/B2

 SIWF Merger Sub, Inc., 6.25%, 6/1/21 (144A)

 $ 857,438

 Homebuilding - 1.1%

   3,115,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $ 3,333,050

   750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 5/15/19

   802,500

   400,000(d)

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   58,000

 $ 4,193,550

 Housewares & Specialties - 1.6%

   1,435,000

 BB-/B1

 Jarden Corp., 7.5%, 5/1/17

 $ 1,661,012

   3,000,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   3,217,500

   1,430,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,590,875

 $ 6,469,387

 Leisure Products - 1.4%

 EUR

   800,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 1,108,250

   4,000,000

 CCC+/Caa1

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   3,540,000

   880,000(e)

 CCC+/Caa2

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19 (144A)

   903,100

 $ 5,551,350

 Total Consumer Durables & Apparel

 $ 17,071,725

 CONSUMER SERVICES - 4.1%

 Business Services - 0.7%

   1,750,000

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 1,868,125

   1,000,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   880,000

 $ 2,748,125

 Casinos & Gaming - 0.4%

   1,475,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

 $ 1,371,750

   606,780

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

   83,432

 $ 1,455,182

 Education Services - 0.1%

   555,000

 CCC/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 527,250

 Hotels, Resorts, Cruise Lines - 0.8%

   1,680,000(e)

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (144A)

 $ 1,738,800

   1,500,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

   1,651,875

 $ 3,390,675

 Restaurants - 1.9%

   4,055,000(b)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 3,649,500

   1,400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   1,554,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Restaurants (continued)

   2,000,000

 CCC/Caa1

 Wok Acquisition Corp., 10.25%, 6/30/20 (144A)

 $ 2,172,500

 $ 7,376,000

 Specialized Consumer Services - 0.2%

   740,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 769,600

 Total Consumer Services

 $ 16,266,832

 DIVERSIFIED FINANCIALS - 2.3%

 Asset Management & Custody Banks - 0.3%

   975,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 1,085,737

 Consumer Finance - 0.5%

   1,030,000

 B+/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 1,071,200

   1,035,000

 B+/B3

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   1,102,275

 $ 2,173,475

 Investment Banking & Brokerage - 0.4%

   2,325,000(a)(f)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 12/1/49

 $ 1,634,475

 Multi-Sector Holdings - 0.5%

   2,200,000

 B/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 1,903,000

 Other Diversified Financial Services - 0.4%

   3,000,000(b)(g)(h)

 BBB/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 1,652,730

 Specialized Finance - 0.2%

   695,000

 B/B2

 National Money Mart Co., 10.375%, 12/15/16

 $ 705,425

 Total Diversified Financials

 $ 9,154,842

 ENERGY - 21.3%

 Coal & Consumable Fuels - 1.3%

   1,350,000

 CC/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 911,250

   2,125,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

   573,750

   800,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   828,000

   2,485,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

   2,671,375

 $ 4,984,375

 Integrated Oil & Gas - 0.2%

   750,000

 NR/B3

 YPF SA, 8.875%, 12/19/18 (144A)

 $ 778,125

 Oil & Gas Drilling - 2.1%

   1,500,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 1,672,500

   1,700,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

   1,804,125

   1,025,000

 B-/B3

 Offshore Group Investments, Ltd., 7.125%, 4/1/23

   1,045,500

   1,900,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   2,014,000

   1,800,000

 B+/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,944,000

 $ 8,480,125

 Oil & Gas Equipment & Services - 1.8%

   408,000(i)

 NR/NR

 DP Producer AS, 0.0%, 12/31/49 (144A)

 $ 8,160

   1,847,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

   1,925,497

   3,100,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   3,038,000

   666,000(d)(j)

 NR/WR

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

   113,220

   2,000,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

   2,020,000

 $ 7,104,877

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Oil & Gas Exploration & Production - 14.0%

   1,200,000

 CCC+/Caa1

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

 $ 1,260,000

   775,000

 BB-/B1

 Berry Petroleum Co., 10.25%, 6/1/14

   801,156

   500,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   531,250

   1,830,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   2,049,600

   3,450,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   3,980,437

   1,470,384(e)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.875%, 12/15/17 (144A)

   1,510,820

   1,295,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

   1,392,125

   3,000,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

   3,120,000

   785,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

   792,850

   1,205,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22 (144A)

   1,226,088

   2,035,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

   2,121,487

   1,325,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

   1,379,656

   900,000

 B-/Caa1

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 (144A)

   870,750

   2,235,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   2,257,350

   530,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21 (144A)

   544,575

   950,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   976,125

   2,000,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   2,090,000

   1,050,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

   1,141,875

   2,400,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   2,544,000

   2,750,000

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   2,853,125

   1,110,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   1,148,850

   3,380,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   3,303,950

   2,200,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   2,321,000

   2,035,000

 B-/B3

 RKI Exploration & Production LLC / RKI Finance Corp., 8.5%, 8/1/21 (144A)

   2,141,838

   1,497,000

 BB-/B2

 Rosetta Resources, Inc., 9.5%, 4/15/18

   1,601,790

   5,500,000

 CCC+/B3

 Samson Investment Co., 10.5%, 2/15/20 (144A)

   5,995,000

   2,735,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

   2,796,538

   2,770,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   2,832,325

 $ 55,584,560

 Oil & Gas Refining & Marketing - 1.4%

   3,000,000

 CCC/Caa1

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

 $ 3,240,000

   2,215,000

 BB+/Ba2

 Tesoro Corp., 9.75%, 6/1/19

   2,397,738

 $ 5,637,738

 Oil & Gas Storage & Transportation - 0.5%

   1,524,000(a)

 NR/Ba1e

 Energy Transfer Partners LP, 3.259%, 11/1/66

 $ 1,386,840

   350,000(c)

 BBB-/Baa2

 Enterprise Products Operating LLC, 8.375%, 8/1/66

   387,800

 $ 1,774,640

 Total Energy

 $ 84,344,440

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 FINANCIALS - 0.6%

 Diversified Capital Markets - 0.2%

   700,000(c)(f)

 NR/NR

 Credit Suisse Group AG, 7.5%, 12/11/49 (144A)

 $ 739,375

 Real Estate - 0.2%

   1,000,000

 B/B2

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

 $ 1,010,000

 Reinsurance - 0.1%

   250,000(a)

 NR/NR

 Loma Reinsurance, Ltd., 17.061%, 1/8/18 (144A)

 $ 250,050

 Specialized Finance - 0.1%

   500,000(a)

 NR/NR

 Galileo Re, Ltd., 7.4%, 1/9/17 (144A)

 $ 512,950

 Total Financials

 $ 2,512,375

 FOOD, BEVERAGE & TOBACCO - 6.2%

 Agricultural Products - 1.1%

   2,100,000

 CCC+/Caa1

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 2,228,625

   1,215,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   1,175,513

   1,100,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   924,000

 $ 4,328,138

 Packaged Foods & Meats - 4.2%

   775,000

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

 $ 864,125

   1,250,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   1,200,000

   688,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21 (144A)

   744,760

   3,500,000

 B/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,657,500

   1,000,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   930,000

   1,200,000

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   1,146,000

   3,400,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   3,374,500

   400,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   460,000

   4,000,000

 BB-/B3

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   4,360,000

 $ 16,736,885

 Tobacco - 0.9%

   3,835,000

 NR/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 3,595,312

 Total Food, Beverage & Tobacco

 $ 24,660,335

 HEALTH CARE EQUIPMENT & SERVICES - 5.7%

 Health Care Equipment & Services - 2.1%

   4,000,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 4,130,000

   3,799,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   4,254,880

 $ 8,384,880

 Health Care Facilities - 1.1%

   3,475,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $ 3,700,875

   600,000

 CCC+/Caa1

 United Surgical Partners, 9.0%, 4/1/20

   672,000

 $ 4,372,875

 Health Care Services - 0.7%

   2,527,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $ 2,609,127

 Health Care Supplies - 0.8%

   3,000,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 $ 3,375,000

 Health Care Technology - 0.3%

   900,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 1,039,500

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 IT Consulting & Other Services - 0.7%

   2,380,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 $ 2,692,375

 Total Health Care Equipment & Services

 $ 22,473,757

 HOUSEHOLD & PERSONAL PRODUCTS - 1.1%

 Personal Products - 1.1%

   1,745,000

 B+/B2

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,814,800

   2,315,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

   2,453,900

 Total Household & Personal Products

 $ 4,268,700

 INDUSTRIALS - 0.2%

 Aerospace & Defense - 0.2%

   600,000(k)

 NR/NR

 Silverton RE, Ltd., 0.0%, 9/16/16 (144A)

 $ 600,960

 Total Industrials

 $ 600,960

 INSURANCE - 8.7%

 Insurance Brokers - 1.0%

   1,000,000

 CCC+/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 $ 1,022,500

 GBP

   1,625,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

   2,830,783

 $ 3,853,283

 Multi-Line Insurance - 1.5%

   3,075,000(c)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $ 4,597,125

   1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

   1,622,500

 $ 6,219,625

 Property & Casualty Insurance - 1.6%

   5,300,000

 BBB-/Baa3

 Hanover Insurance Corp., 7.625%, 10/15/25

 $  6,223,276

   265,000(c)(f)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

   273,074

 $ 6,496,350

 Reinsurance - 4.6%

   250,000(a)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.117%, 1/7/16 (144A)

 $ 258,550

   500,000(a)

 BB+/NR

 Blue Danube II, Ltd., 4.297%, 5/23/16 (144A)

  505,050

   400,000(a)

 NR/NR

 Caelus Re 2013, Ltd., 6.911%, 4/7/17 (144A)

   413,400

   500,000(a)

 BB-/NR

 Caelus Re, Ltd., 5.311%, 3/7/16 (144A)

   506,900

   250,000(a)

 NR/Ba2

 Combine Re, Ltd., 10.061%, 1/7/15 (144A)

   267,475

   1,000,000(a)

 NR/NR

 Combine Re, Ltd., 17.811%, 1/7/15 (144A)

   1,098,700

   250,000(a)

 BB-/NR

 Compass Re, Ltd., 10.311%, 1/8/15 (144A)

   262,775

   250,000(a)

 B+/NR

 Compass Re, Ltd., 11.311%, 1/8/15 (144A)

   262,900

   250,000(a)

 BB/NR

 East Lane Re V, Ltd., 9.061%, 3/16/16 (144A)

   271,600

   400,000(a)

 BB/NR

 East Lane Re, Ltd., 6.711%, 3/13/15 (144A)

   415,200

   350,000(c)

 BB-/NR

 Embarcadero Re, Ltd., 6.695%, 8/4/14 (144A)

   355,495

   250,000(c)

 BB-/NR

 Embarcadero Re, Ltd., 7.409%, 2/13/15 (144A)

   258,125

   350,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.061%, 2/25/15

   358,785

   250,000(a)

 BB-/NR

 Ibis Re II, Ltd., 8.411%, 2/5/15 (144A)

   259,250

   400,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.561%, 2/5/15 (144A)

   421,440

   800,000(a)

 BB/NR

 Lodestone Re, Ltd., 7.311%, 1/8/14 (144A)

   800,160

   400,000(a)

 BB/NR

 Longpoint Re, Ltd. III, 4.061%, 5/18/16 (144A)

   404,560

   750,000(a)

 B/NR

 Mystic Re, Ltd., 12.061%, 3/12/15 (144A)

   799,800

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Reinsurance (continued)

   250,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.549%, 1/5/17 (144A)

   260,800

   250,000(a)

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, 8.061%, 7/9/15 (144A)

   260,525

   600,000(a)

 NR/B2

 Mythen, Ltd., 11.032%, 5/7/15 (144A)

   647,460

   500,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.561%, 4/9/14 (144A)

   504,850

   250,000(a)

 BB-/NR

 Queen Street V Re, Ltd., 8.561%, 4/9/15 (144A)

   259,050

   250,000(a)

 B/NR

 Queen Street VI Re, Ltd., 10.411%, 4/9/15 (144A)

   263,025

   250,000(a)

 B/NR

 Queen Street VII Re, Ltd., 8.661%, 4/8/16 (144A)

   258,850

   725,000(a)

 B+/NR

 Residential Reinsurance 2011, Ltd., 8.811%, 6/6/15 (144A)

   772,777

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 8.961%, 12/6/15 (144A)

   265,300

   250,000(a)

 BB-/NR

 Residential Reinsurance 2011, Ltd., 9.061%, 6/6/15 (144A)

   267,200

   450,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.061%, 6/6/15 (144A)

   481,365

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 13.311%, 12/6/15 (144A)

   267,350

   250,000(a)

 BB/NR

 Residential Reinsurance 2012, Ltd., 5.811%, 12/6/16 (144A)

   260,600

   250,000(a)

 BB/NR

 Residential Reinsurance 2012, Ltd., 8.061%, 6/6/16 (144A)

   276,650

   250,000(a)

 BB-/NR

 Residential Reinsurance 2012, Ltd., 10.061%, 6/6/16 (144A)

   281,050

   400,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.811%, 12/6/16 (144A)

   436,360

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.061%, 12/6/16 (144A)

   281,200

   400,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.061%, 6/6/16 (144A)

   469,680

   250,000(a)

 B-/NR

 Residential Reinsurance 2013, Ltd., 9.311%, 6/6/17 (144A)

   258,475

   500,000(a)

 BB/NR

 Sanders Re, Ltd., 4.061%, 5/5/17 (144A)

   496,300

   603,600(k)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   602,820

   850,000(k)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   998,240

   500,000(a)

 NR/NR

 Successor X, Ltd., 13.061%, 2/25/14 (144A)

   506,900

   250,000(a)

 NR/NR

 Successor X, Ltd., 16.311%, 11/10/15 (144A)

   260,975

   250,000(a)

 NR/NR

 Successor X, Ltd., 16.561%, 1/27/15 (144A)

   264,775

   300,000(a)

 B+/NR

 Tar Heel Re, Ltd., 8.561%, 5/9/16 (144A)

   319,170

 $ 18,141,912

 Total Insurance

 $ 34,711,170

 MATERIALS - 17.9%

 Commodity Chemicals - 1.3%

   3,250,000

 BBB-/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 4,103,739

   1,100,000

 BB-/B2

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   1,122,000

 $ 5,225,739

 Construction Materials - 0.8%

   3,000,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $ 3,341,250

 Diversified Chemicals - 0.8%

 EUR

   370,511

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $ 513,274

   1,597,000

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

   1,764,685

 EUR

   950,000

 NR/Caa2

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

   1,086,800

 $ 3,364,759

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Diversified Metals & Mining - 2.1%

   2,000,000

 B/B3

 Global Brass & Copper, Inc., 9.5%, 6/1/19

 $ 2,280,000

   3,000,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

   2,490,000

   600,000(e)

 NR/NR

 Mirabela Nickel, Ltd., 3.5%, 3/28/14 (144A)

   600,000

   2,775,000(d)

 D/WR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   693,750

   1,200,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

   1,191,000

   650,000

 B-/Caa2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   513,500

   410,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   456,125

 $ 8,224,375

 Forest Products - 1.0%

   4,000,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 4,110,000

 Gold - 0.7%

   3,055,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 2,627,300

 Metal & Glass Containers - 1.9%

   1,973,733(e)

 CCC+/Caa2

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 2,111,894

 EUR

   2,250,000

 CCC+/Caa1

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   3,279,375

   500,000

 CCC+/Caa2

 Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.0%, 6/15/17 (144A)

   506,250

   1,450,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   1,573,250

 $ 7,470,769

 Paper Packaging - 2.6%

   2,000,000

 CCC+/Caa1

 Berry Plastics Corp., 9.5%, 5/15/18

 $ 2,145,000

   2,150,057(b)

 NR/NR

 Bio Pappel SAB de CV, 10.0%, 8/27/16

   2,155,432

   2,220,000

 B-/Caa2e

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

   2,408,700

   445,000

 B-/Caa2

 Exopack Holdings SA, 7.875%, 11/1/19 (144A)

   453,900

   2,500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   2,668,750

   500,000

 BB/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

   561,250

 $ 10,393,032

 Paper Products - 0.8%

   1,590,000

 CCC+/B2

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 1,605,900

   776,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

   845,840

   595,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   615,825

 $ 3,067,565

 Specialty Chemicals - 0.7%

   2,600,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 $ 2,593,500

 Steel - 5.2%

   2,450,000

 B-/Caa1

 AM Castle & Co., 12.75%, 12/15/16

 $ 2,744,000

   1,200,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   1,233,000

   1,764,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

   1,896,300

   3,550,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   2,165,500

   700,000

 B-/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   679,000

   1,900,000

 NR/Caa1

 Metinvest BV, 8.75%, 2/14/18 (144A)

   1,786,000

   2,915,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   3,199,213

   1,804,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   1,776,940

   3,750,000

 CCC+/NR

 Ryerson, Inc., 9.0%, 10/15/17

   3,975,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Steel (continued)

   1,250,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

   1,325,000

 $ 20,779,953

 Total Materials

 $ 71,198,242

 MEDIA - 4.5%

 Broadcasting - 1.3%

   1,000,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $ 1,072,500

   3,805,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   4,118,912

 $ 5,191,412

 Cable - 1.0%

 EUR

   1,200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 1,788,732

   1,500,000

 B-/Caa1

 Ono Finance II Plc, 10.875%, 7/15/19 (144A)

   1,642,500

 EUR

   350,000

 B-/Caa1

 Ono Finance II Plc, 11.125%, 7/15/19 (144A)

   530,578

 $ 3,961,810

 Movies & Entertainment - 1.5%

   2,765,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 3,162,469

   1,400,000

 B/B2

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   1,477,000

   1,900,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   1,372,750

 $ 6,012,219

 Publishing - 0.7%

   400,000

 B/B3

 Interactive Data Corp., 10.25%, 8/1/18

 $ 438,500

   2,200,000(g)

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

   2,299,000

 $ 2,737,500

 Total Media

 $ 17,902,941

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%

 Biotechnology - 1.3%

   1,400,000

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,573,250

   4,104,000

 B-/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   3,652,560

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 5,225,810

 REAL ESTATE - 0.4%

 Diversified REIT's - 0.4%

   1,500,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 1,545,000

 Total Real Estate

 $ 1,545,000

 RETAILING - 0.2%

 Speciality Stores - 0.2%

   685,000

 B/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $ 751,788

 Total Retailing

 $ 751,788

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%

 Semiconductors - 0.8%

   3,250,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $ 3,152,500

 CNH

   1,000,000(d)

 NR/NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

   37,153

 Total Semiconductors & Semiconductor Equipment

 $ 3,189,653

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 SOFTWARE & SERVICES - 3.2%

 Application Software - 0.3%

   955,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 988,425

 Data Processing & Outsourced Services - 1.6%

   1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 1,896,666

   650,000

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21 (144A)

   704,438

   1,783,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

   2,092,796

   1,650,000(e)

 B-/Caa1

 Igloo Holdings Corp., 8.25%, 12/15/17 (144A)

   1,680,938

 $ 6,374,838

 Systems Software - 1.3%

   5,509,397(e)(g)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 5,123,739

 Total Software & Services

 $ 12,487,002

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%

 Communications Equipment - 0.7%

   1,350,000(e)

 B/B3

 CommScope Holding Co., Inc., 6.625%, 6/1/20 (144A)

 $ 1,404,000

   1,500,000

 CCC+/B3

 CPI International, Inc., 8.0%, 2/15/18

   1,567,500

 $ 2,971,500

 Electronic Equipment & Instruments - 0.1%

   350,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $ 378,437

 Total Technology Hardware & Equipment

 $ 3,349,937

 TELECOMMUNICATION SERVICES - 1.8%

 Alternative Carriers - 0.1%

   600,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 $ 670,500

 Integrated Telecommunication Services - 1.3%

   3,539,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 3,715,950

   1,400,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

   1,396,500

 $ 5,112,450

 Wireless Telecommunication Services - 0.4%

   300,000

 B-/(P)B3

 Altice Finco S.A., 8.125%, 1/15/24 (144A)

 $ 311,250

   400,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   379,091

   725,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   850,063

 $ 1,540,404

 Total Telecommunication Services

 $ 7,323,354

 TRANSPORTATION - 3.7%

 Air Freight & Logistics - 0.2%

   720,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $ 752,400

 Airlines - 1.1%

   500,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 440,000

   600,000

 B/B2

 United Continental Holdings, Inc., 6.375%, 6/1/18

   627,000

   3,500,000

 B/B2

 United Continental Holdings, Inc., 8.0%, 7/15/24

   3,510,500

 $ 4,577,500

 Airport Services - 0.1%

   575,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 $ 566,375

 Marine - 0.1%

   295,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

 $ 318,231

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Railroads - 0.3%

   1,116,919(e)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 1,150,427

 Trucking - 1.9%

   3,500,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

   3,771,250

   1,375,000

 B+/B3

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   1,529,687

   2,000,000

 CCC+/Caa1

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

   2,070,000

 $ 7,370,937

 Total Transportation

 $ 14,735,870

 UTILITIES - 1.6%

 Electric Utilities - 0.9%

   310,000

 NR/Caa3

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 $ 210,025

   1,010,000(c)

 BB+/Ba1

 Enel SpA, 8.75%, 9/24/73 (144A)

   1,098,241

   885,000

 CCC+/B3

 Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc., 10.0%, 12/1/20 (144A)

   938,100

   1,000,000

 BBB-/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

   1,112,500

   350,000

 CCC-/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   257,250

 $ 3,616,116

 Multi-Utilities - 0.7%

   2,704,905

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 2,596,709

 Total Utilities

 $ 6,212,825

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $404,402,933)

 $ 421,736,711

 CONVERTIBLE BONDS & NOTES -  5.3% of Net Assets

 CAPITAL GOODS - 0.9%

 Construction & Farm Machinery & Heavy Trucks - 0.9%

   2,625,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 $ 3,768,516

 Total Capital Goods

 $ 3,768,516

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 425,500

 Total Diversified Financials

 $ 425,500

 ENERGY - 1.4%

 Coal & Consumable Fuels - 0.5%

   1,905,000

 CCC+/NR

 Massey Energy Co., 3.25%, 8/1/15

 $ 1,897,856

 Oil & Gas Drilling - 0.6%

   2,265,000(b)

 NR/NR

 Hercules Offshore, Inc., 0.0%, 6/1/38

 $ 2,242,350

 Oil & Gas Exploration & Production - 0.3%

   1,340,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $ 1,360,100

 Total Energy

 $ 5,500,306

 HEALTH CARE - 0.2%

 Biotechnology - 0.2%

   1,400,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 987,875

 Total Health Care

 $ 987,875

 HEALTH CARE EQUIPMENT & SERVICES - 1.1%

 Health Care Equipment & Services - 0.8%

   2,837,000(b)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 3,306,878

 Health Care Facilities - 0.2%

   780,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $ 847,762

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Health Care Services - 0.1%

   361,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 385,819

 Total Health Care Equipment & Services

 $ 4,540,459

 MATERIALS - 0.9%

 Diversified Chemicals - 0.9%

   4,000,000(j)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,480,000

 Total Materials

 $ 3,480,000

 MEDIA - 0.5%

 Movies & Entertainment - 0.5%

   1,832,000

 B/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 1,859,480

 Total Media

 $ 1,859,480

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

   750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 592,500

   42,000(d)

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   4,200

 Total Semiconductors & Semiconductor Equipment

 $ 596,700

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $16,858,386)

 $ 21,158,836

 SOVEREIGN DEBT OBLIGATIONS -  0.8% of Net Assets

 Argentina - 0.3%

   1,200,000

 CCC+/Caa1

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 $ 1,254,000

 Russia - 0.5%

   1,658,800(b)

 BBB/Baa1

 Russian Government International Bond, 7.5%, 3/31/30

 $ 1,932,834

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $2,383,384)

 $ 3,186,834

 TAX EXEMPT OBLIGATIONS -  4.3% of Net Assets

 Indiana - 0.4%

   1,650,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

 $ 1,650,000

 New Jersey - 1.1%

   4,525,000(c)

 B/B2

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

 $ 4,520,475

 New York - 0.9%

   3,475,000

 BB/B2

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

 $ 3,491,124

 North Carolina - 1.9%

   1,670,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 1,671,236

   6,300,000

 NR/NR

 Charlotte Special Facilities Revenue, 5.6%, 7/1/27

   5,930,253

 $ 7,601,489

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $13,098,222)

 $ 17,263,088

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.2% of Net Assets

   3,300,000(c)(g)

 NR/NR

 Non-Profit Preferred Funding Trust I, 0.0%, 9/15/37 (144A)

 $ 657,855

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,293,609)

 $ 657,855

 Shares

 Value

 COMMON STOCKS -  2.5% of Net Assets

 CAPITAL GOODS - 0.2%

 Building Products - 0.2%

   894(g)(h)(l)

 Panolam Holdings Co.

 $ 715,200

 Total Capital Goods

 $ 715,200

 MATERIALS - 0.5%

 Diversified Metals & Mining - 0.5%

   3,402

 Freeport-McMoRan Copper & Gold, Inc. Class B

 $ 128,392

   22,908

 Lyondell Basell Industries NV, Class A

   1,839,054

 $ 1,967,446

 Total Materials

 $ 1,967,446

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

   17,818

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $ 714,145

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 714,145

 SOFTWARE & SERVICES - 0.0%†

 Systems Software - 0.0%†

   10,942(g)(l)

 Perseus Holding Corp.

 $ 27,355

 Total Software & Services

 $ 27,355

 TRANSPORTATION - 1.6%

 Air Freight & Logistics - 0.8%

   3,266(l)

 CEVA Holdings LLC

 $ 3,102,453

 Airlines - 0.6%

   95,830

 Delta Air Lines, Inc.

 $ 2,632,450

 Marine - 0.2%

   877,784(g)(l)

 Horizon Lines, Inc., Class A

 $ 737,339

 Total Transportation

 $ 6,472,242

 TOTAL COMMON STOCKS

 (Cost  $8,977,408)

 $ 9,896,388

 CONVERTIBLE PREFERRED STOCK -  0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

   1,880(f)

 Bank of America Corp., 7.25%

 $ 1,994,680

 Total Diversified Financials

 $ 1,994,680

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $1,383,242)

 $ 1,994,680

 PREFERRED STOCKS -  3.0% of Net Assets

 BANKS - 0.8%

 Diversified Banks - 0.8%

   3,000(c)(f)

 AgStar Financial Services ACA, 6.75% (144A)

 $ 2,958,562

 Total Banks

 $ 2,958,562

 DIVERSIFIED FINANCIALS - 0.9%

 Other Diversified Financial Services - 0.9%

   132,750(c)

 GMAC Capital Trust I, 8.125%

 $ 3,549,735

 Total Diversified Financials

 $ 3,549,735

 ENERGY - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

   33,350(c)

 NuStar Logistics LP, 7.625%

 $ 849,424

 Total Energy

 $ 849,424

 Shares

 Value

 INSURANCE - 1.0%

 Reinsurance - 1.0%

   1,200,000(l)

 Altair Re

 $ 1,320,240

   840,000(l)

 Altair Re II Ltd.

  840,000

   8,500(l)

 Lorenz Re, Ltd.

   947,920

   950,000(l)

 Pangaea Re

   1,020,994

 $ 4,129,154

 Total Insurance

 $ 4,129,154

 SOFTWARE & SERVICES - 0.1%

 Systems Software - 0.1%

   5,745(g)(l)

 Perseus Holding Corp., 14.0% (144A)

 $ 471,090

 Total Software & Services

 $ 471,090

 TOTAL PREFERRED STOCKS

 (Cost  $10,993,234)

 $ 11,957,965

 RIGHTS/WARRANTS -  0.0%† of Net Assets

 AUTOMOBILES & COMPONENTS - 0.0%†

 Auto Parts & Equipment - 0.0%†

   344(l)

 Lear Corp., Expires 11/9/14

 $ 56,089

 Total Automobiles & Components

 $ 56,089

 ENERGY - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

   650(d)(g)(l)

 Green Field Energy Services, Inc., Expires 11/15/21 (144A)

 $ 657

 Total Energy

 $ 657

 TOTAL RIGHTS/WARRANTS

 (Cost  $42,353)

 $ 56,746

 TOTAL INVESTMENTS IN SECURITIES - 131.5%

 (Cost - $495,680,152) (m) (n)

 $ 522,110,956

 OTHER ASSETS AND LIABILITIES -6.5%

 $ 25,789,391

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (38.0)%

 $ (151,002,319)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 396,898,028

 Notional

 Principal

 Credit Default Swap Agreement

 Unrealized          Appreciation

 $ 2,000,000

 JPMorgan Chase & Co., Goodyear Tire & Rubber Co., 5.0%, 12/20/2017

 $ 326,425

 TOTAL CREDIT DEFAULT SWAP AGREEMENT

 (Cost $(65,000)

 $ 326,425

 NR

  Security not rated by S&P or Moody's.

 WR

  Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may  be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2013, the value of these securities amounted to $229,341,964, or 57.8% of total net assets applicable to common shareowners.

 †

   Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at December 31, 2013.

 (a)

 Floating rate note.  The rate shown is the coupon rate at December 31, 2013.

 (b)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at December 31, 2013.

 (c)

 The interest rate is subject to change periodically. The interest is shown is the rate at December 31, 2013.

 (d)

 Security is in default and is non income producing.

 (e)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (f)

 Security is perpetual in nature and has no stated maturity date.

 (g)

Indicates a security that has been deemed as illiquid.  As of December 31, 2013 the aggregate cost of illiquid securities in the Trust's portfolio was $15,934,984.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $11,684,965 represented 2.9% of total net assets applicable to common shareowners.

 (h)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (i)

 The company is scheduled for approval of a reorganization plan.

 (j)

 Security is priced as a unit.

 (k)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (l)

 Non-income producing.

 (m)

 At December 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $498,013,019 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 49,221,531

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (25,123,594)

 Net unrealized appreciation

 $ 24,097,937

 For financial reporting purposes net unrealized appreciation on investments was $26,430,804 and cost of investments aggregated  $495,680,152.

 (n)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 76.9

 %

 Canada

 3.5

 Luxembourg

 3.0

 Cayman Islands

 2.4

 Netherlands

 2.2

 Ireland

 1.9

 United Kingdom

 1.4

 Bermuda

 1.3

 Australia

 1.1

 Other (individually less than 1%)

 6.3

 100.0

 %

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 CNH

 -

 New Chinese Yuan

 GBP

 -

 Great British Pound

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of December 31, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
5,935,869

$
–

$
5,935,869

 Collateralized Mortgage Obligations

–

3,542,581

–

3,542,581

 Senior Secured Floating Rate Loan Interests

–

24,723,403

–

24,723,403

 Tax Exempt Obligations

–

17,263,088

–

17,263,088

 Corporate Bonds & Notes

 Other Diversified Financial Services

–

–

1,652,730

1,652,730

 Reinsurance

–

16,540,852

1,601,060

18,141,912

     All Other

–

401,942,069

–

401,942,069

 Convertible Bonds & Notes

–

21,158,836

–

21,158,836

 Municipal Collateralized Debt Obligation

–

657,855

–

657,855

 Sovereign Debt Obligations

–

3,186,834

–

3,186,834

 Common Stocks

 Air Freight & Logistics

–

3,102,453

–

3,102,453

 Building Products

–

–

715,200

715,200

 Systems Software

–

27,355

–

27,355

     All Other

6,051,380

–

–

6,051,380

 Convertible Preferred Stock:

1,994,680

–

–

1,994,680

 Preferred Stocks

 Reinsurance

–

–

4,129,154

4,129,154

 Diversified Banks

–

2,958,562

–

2,958,562

 Systems Software

–

471,090

–

471,090

     All Other

4,399,159

–

–

4,399,159

 Rights/Warrants

 Oil & Gas Equipment & Services

–

657

–

657

     All Other

56,089

–

–

56,089

 Total Investments in Securities

$
12,501,308

$
501,511,504

$
8,098,144

$
522,110,956

 Other Financial Instruments

 Forward Foreign Currency Contracts

$
–

$
(492,932
)

$
–

$
(492,932
)

 Credit Default Swap Agreement

–

326,425

–

326,425

 Total Other Financial Instruments

$
–

$
(166,507
)

$
–

$
(166,507
)

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 3/31/13

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers  in to

 Level 3*

 Transfers  out of

 Level 3*

 Balance

 as of

 12/31/13

 Corporate Bonds & Notes

 Other Diversified Financial Services

$
1,772,245

$
–

$
(119,977
)

$
–

$
–

$
462

$
–

$
–

$
1,652,730

 Reinsurance

–

3,600

111,640

600,000

(600,000
)

–

1,485,820

–

1,601,060

 Common Stocks

 Building Products

522,096

–

193,104

–

–

–

–

–

715,200

 Preferred Stocks

 Reinsurance

–

–

292,094

3,837,060

–

–

–

–

4,129,154

 Total

$
2,294,341

$
3,600

$
476,861

$
4,437,060

$
(600,000
)

$
462

$
1,485,820

$
–

$
8,098,144

 *  Transfers are calculated on the beginning of period value

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 12/31/13: 476,861

Open portfolio hedges at December 31, 2013, were as follows:

 Currency

 Net Contracts

 To Receive/

 (Deliver)

 In

 Exchange

 for US$

 Settlement

 Date

 US$ Value

 Net

 Unrealized

 Appreciation/

 Depreciation

 EUR (European Dollar)

 (1,400,000)

 $(1,932,756)

 04/24/14

 $ (1,925,028)

 $ 7,728

 EUR (European Dollar)

 (1,500,000)

  (1,991,658)

 04/24/14

   (2,062,530)

 (70,872)

 EUR (European Dollar)

 (3,694,000)

  (4,814,069)

 04/24/14

   (5,079,325)

 (265,256)

 GBP (Pound Sterling)

 (700,000)

  (1,119,837)

 03/28/14

   (1,158,994)

 (39,157)

 GBP (Pound Sterling)

 (886,000)

  (1,341,581)

 03/28/14

   (1,466,956)

 (125,375)

 Total

 (492,932)

As of December 31, 2013, the Trust had no unfunded loan commitments.  The Trust had the following bridge loan outstanding at December 31, 2013.

 Borrower

 Par

 Cost

 Value

 Unrealized

 Appreciation (Depreciation)

 Delta Patheon Holdings

 $2,900,000

 $2,900,000

 $2,900,000

 $–

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date February 28, 2014 * Print the name and title of each signing officer under his or her signature.